Note 13 - Common Stock / Additional Paid In Capital	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Common Stock / Additional Paid in Capital

During the six-month period ended June 30, 2014, the Company issued 11,164,868 of its common shares with a par value of $0.03 per share under a private placement at a price of $1.3435 per share raising $14.40 million of net proceeds.